Summary of Principal Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Computers [Member]
Summary of estimated useful lives of plant and equipment
Plant and equipment useful life	3 years	3 years
Office equipment [Member]
Summary of estimated useful lives of plant and equipment
Plant and equipment useful life	3 years	3 years
Furniture and fixtures [Member]
Summary of estimated useful lives of plant and equipment
Plant and equipment useful life	3 years	3 years
Leasehold improvements [Member]
Summary of estimated useful lives of plant and equipment
Estimated useful life	Shorter of estimated useful life or term of lease	Shorter of estimated useful lives or term of lease